Organization and Principal Activities - Financial Information of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 281,166		¥ 344,722		$ 40,387
Restricted cash	1,816
Accounts receivable, net	7,360		14,403		1,057
Prepayments and other current assets	86,787		109,552		12,466
Total current assets	646,772		871,784		92,903
Non-current assets
Property and equipment, net	71,637		42,606		10,290
Operating lease, right of use asset	155,525				22,340	¥ 160
Other non-current assets	8,447		12,011		1,213
Deferred tax assets	15,336		16,940		2,203
Total non-current assets	272,405		78,599		39,128
Total assets	919,177		950,383		132,031
Current liabilities
Accounts payable	137,684		69,558		19,777
Deferred revenue, current	695,971		477,595		99,970
Salary and welfare payable	153,969		108,317		22,116
Tax payable	74,340		58,881		10,678
Operating lease liability, current	37,009				5,316
Total current liabilities	1,114,417		730,457		160,075
Deferred revenue, non-current			32
Operating lease liability, non-current	117,124				16,824
Total non-current liabilities	129,565		1,032		18,611
Total liabilities	1,243,982		731,489		$ 178,686
Net revenues	1,023,213	$ 146,975	637,224	¥ 165,561
Net loss	(574,781)	(82,563)	(488,066)	(242,760)
Net cash (used in)/ provided by operating activities	(148,164)	(21,284)	(112,942)	(60,120)
Net cash used in investing activities	100,246	14,401	(417,716)	69,901
Net cash provided by financing activities	(16,344)	(2,347)	443,978	377,191
Net increase in cash, cash equivalents and restricted cash	(64,262)	$ (9,230)	(86,680)	386,972
Variable Interest Entities [Member]
Current assets
Cash and cash equivalents	137,364		58,068
Restricted cash	100
Accounts receivable, net	7,360		14,403
Amounts due from inter-company entities	3,258		3,185
Prepayments and other current assets	60,942		93,320
Total current assets	209,024		168,976
Non-current assets
Property and equipment, net	34,815		15,004
Operating lease, right of use asset	113,616
Other non-current assets	6,023		7,250
Deferred tax assets	15,336		16,940
Total non-current assets	169,790		39,194
Total assets	378,814		208,170
Current liabilities
Accounts payable	91,896		58,038
Amounts due to inter-company entities	219,744		144,029
Deferred revenue, current	695,971		477,595
Salary and welfare payable	73,946		44,774
Tax payable	46,823		46,031
Operating lease liability, current	29,119
Accrued liabilities and other current liabilities	11,938		14,999
Total current liabilities	1,169,437		785,466
Deferred revenue, non-current	0		32
Operating lease liability, non-current	83,282
Other non-current liabilities	1,000		1,000
Total non-current liabilities	84,282		1,032
Total liabilities	1,253,719		786,498
Net revenues	1,023,213		637,034	165,153
Net loss	(298,596)		(387,668)	(170,886)
Net cash (used in)/ provided by operating activities	109,999		48,285	(15,837)
Net cash used in investing activities	(31,603)		(15,538)	(3,172)
Net cash provided by financing activities	1,000		5,055	36,797
Net increase in cash, cash equivalents and restricted cash	¥ 79,396		¥ 37,802	¥ 17,788